Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 26, 2025	Jul. 27, 2024	Jul. 29, 2023	Jul. 30, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table and footnotes set forth the “total compensation” earned by our CEO (referred to in the tables below and related information as our principal executive officer (“PEO”)) and the average “total compensation” earned by our named executive officers other than our CEO (“Non-PEO NEOs”) as reported in the Summary Compensation Table for the past five fiscal years, as well as the “Compensation Actually Paid,” as calculated pursuant to Item 402(v) of Regulation S-K, and certain performance measures required by the rules.

	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(1)(2)(3) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($) (e)	Value of Initial Fixed $100 Investment based on:(4)			Operating Income(5) ($ millions) (i)
Fiscal Year (a)					TSR ($) (f)	Peer Group TSR ($) (g)	Net Income ($ millions) (h)
2025	52,838,751	94,076,610	22,675,991	30,117,698	172.19	292.59	10,180	19,489
2024	39,202,654	16,581,418	16,879,167	3,783,853	116.78	235.11	10,320	18,104
2023	31,843,708	74,562,431	13,576,781	28,288,977	123.09	176.00	12,613	19,070
2022	29,283,936	6,127,283	12,122,712	5,217,104	103.83	138.92	11,812	17,345
2021	25,446,695	32,079,813	10,298,861	12,708,231	123.13	147.03	10,591	16,668

Company Selected Measure Name	operating income
Named Executive Officers, Footnote	Mr. Robbins was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented are listed below.

2021	2022	2023	2024	2025
R. Scott Herren	R. Scott Herren	R. Scott Herren	R. Scott Herren	R. Scott Herren
Gerri Elliott	Maria Martinez	Maria Martinez	Gary Steele	Jeetu Patel
Maria Martinez	Jeff Sharritts	Jeff Sharritts	Dev Stahlkopf	Dev Stahlkopf
Kelly A. Kramer	Dev Stahlkopf	Dev Stahlkopf	Thimaya Subaiya	Thimaya Subaiya
Irving Tan	Gerri Elliott		Maria Martinez	Gary Steele
Mark Chandler			Jeff Sharritts

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 500 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the 2025 fiscal year. The comparison assumes $100 was invested for the period from July 25, 2020 through the end of our listed fiscal year and of the S&P 500 Information Technology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 52,838,751	$ 39,202,654	$ 31,843,708	$ 29,283,936	$ 25,446,695
PEO Actually Paid Compensation Amount	$ 94,076,610	16,581,418	74,562,431	6,127,283	32,079,813
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for our PEO and our Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	52,838,751	(45,870,690)	87,108,549	94,076,610

Fiscal Year	Average Summary Compensation Table Total for Non‑PEO NEOs ($)	Average Exclusion of Stock Awards for Non‑PEO NEOs ($)	Average Inclusion of Equity Values for Non‑PEO NEOs ($)	Average Compensation Actually Paid to Non‑PEO NEOs ($)
2025	22,675,991	(17,974,764)	25,416,471	30,117,698
The amounts in the Inclusion of Equity Values in the tables above are derived as set forth in the following tables:

Fiscal Year	Year‑End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting – Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2025	41,402,974	40,914,133	—	4,791,442	—	87,108,549

Fiscal Year	Average Year‑End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non‑PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non‑PEO NEOs ($)	Average Vesting – Date Fair Value of Equity Awards Granted During Year that Vested During Year Non‑PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non‑PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non‑PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non‑PEO NEOs ($)
2025	15,145,593	8,815,096	—	1,455,782	—	25,416,471

Non-PEO NEO Average Total Compensation Amount	$ 22,675,991	16,879,167	13,576,781	12,122,712	10,298,861
Non-PEO NEO Average Compensation Actually Paid Amount	$ 30,117,698	3,783,853	28,288,977	5,217,104	12,708,231
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for our PEO and our Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	52,838,751	(45,870,690)	87,108,549	94,076,610

Fiscal Year	Average Summary Compensation Table Total for Non‑PEO NEOs ($)	Average Exclusion of Stock Awards for Non‑PEO NEOs ($)	Average Inclusion of Equity Values for Non‑PEO NEOs ($)	Average Compensation Actually Paid to Non‑PEO NEOs ($)
2025	22,675,991	(17,974,764)	25,416,471	30,117,698
The amounts in the Inclusion of Equity Values in the tables above are derived as set forth in the following tables:

Fiscal Year	Year‑End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting – Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2025	41,402,974	40,914,133	—	4,791,442	—	87,108,549

Fiscal Year	Average Year‑End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non‑PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non‑PEO NEOs ($)	Average Vesting – Date Fair Value of Equity Awards Granted During Year that Vested During Year Non‑PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non‑PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non‑PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non‑PEO NEOs ($)
2025	15,145,593	8,815,096	—	1,455,782	—	25,416,471

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, our cumulative TSR over the five most recently completed fiscal years, and the cumulative TSR for the S&P 500 Information Technology Index over the same period.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR

¢	PEO Compensation Actually Paid	¢	Average Non-PEO NEO Compensation Actually Paid

	Cisco TSR		S&P 500 Information Technology TSR

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus Cisco Net Income

¢	PEO Compensation Actually Paid	¢	Average Non-PEO NEO Compensation Actually Paid

Cisco Net Income

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Operating Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and operating income, our “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K, during the five most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus Cisco Operating Income

¢	PEO Compensation Actually Paid	¢	Average Non-PEO NEO Compensation Actually Paid

Cisco Operating Income

Tabular List, Table
Financial Performance Measures
As described in greater detail in the CD&A above, our executive compensation program reflects Cisco’s pay-for-performance compensation philosophy. The following table presents the financial performance measures, each as further described in the CD&A above, that we consider to have been the most important in linking Compensation Actually Paid to our PEO and other named executive officers for fiscal 2025 to our performance.

●Revenue	●Operating Income	●Product ARR
●Profit Before Taxes	●Relative TSR

Total Shareholder Return Amount	$ 172.19	116.78	123.09	103.83	123.13
Peer Group Total Shareholder Return Amount	292.59	235.11	176.00	138.92	147.03
Net Income (Loss)	$ 10,180,000,000	$ 10,320,000,000	$ 12,613,000,000	$ 11,812,000,000	$ 10,591,000,000
Company Selected Measure Amount	19,489,000,000	18,104,000,000	19,070,000,000	17,345,000,000	16,668,000,000
PEO Name	R. Scott Herren	R. Scott Herren	R. Scott Herren	R. Scott Herren	R. Scott Herren
Measure:: 1
Pay vs Performance Disclosure
Name	lOperating Income
Non-GAAP Measure Description	We determined operating income to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2025 and therefore selected this measure as the fiscal 2025 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K. More information on operating income, including an explanation of the determination of operating income pursuant to the fiscal 2025 PRSUs can be found in the CD&A above. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	lRevenue
Measure:: 3
Pay vs Performance Disclosure
Name	lProfit Before Taxes
Measure:: 4
Pay vs Performance Disclosure
Name	lRelative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	lProduct ARR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (45,870,690)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,108,549
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,402,974
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,914,133
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,791,442
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,974,764)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,416,471
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,145,593
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,815,096
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,455,782
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0